Chapter 11 proceedings - Schedule of Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt	$ 430.3	$ 2,289.3
Derivatives previously recorded at fair value	74.9
Accounts payable and other liabilities	6.7
Accrued interest payable	4.3
Amount due to related party	401.0
Liabilities subject to compromise	1,978.0	$ 0.0
Unsecured Debt
Debt Instrument [Line Items]
Debt	896.7
Bonds
Debt Instrument [Line Items]
Debt	$ 594.4